INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAX RATE RECONCILIATION
Earnings before income taxes and extraordinary loss	1,071	2,030	1,008
Combined statutory income tax rate (as a percent)	25.80%	27.20%	28.80%
Income taxes at statutory rate	276	552	290
Increase/(decrease) resulting from:
Deferred income taxes related to regulated operations	(67)	(35)	(62)
Higher/(lower) foreign tax rates	(56)	65	(38)
Tax rates and legislated tax changes	9	1	(15)
Non-taxable items, net	(6)	(16)	(8)
Intercompany sale of investments1	56	98
Noncontrolling interests in Limited Partnerships	(79)	(130)	55
Other	(5)	(9)	5
Income taxes before extraordinary loss	128	526	227
Effective income tax rate (as a percent)	12.00%	25.90%	22.50%
Earnings before income taxes and extraordinary loss
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	1,071	2,030	1,008
Current income taxes
Total current income taxes	168	158	24
Deferred income taxes
Total deferred income taxes	(40)	368	203
Total income taxes before extraordinary loss	128	526	227
Canada
Earnings before income taxes and extraordinary loss
Domestic	1,041	694	759
Current income taxes
Domestic	130	194	(24)
Deferred income taxes
Domestic	160	30	136
United States
Earnings before income taxes and extraordinary loss
Foreign	(177)	1,203	118
Current income taxes
Foreign	35	(30)	43
Deferred income taxes
Foreign	(200)	338	67
Other
Earnings before income taxes and extraordinary loss
Foreign	207	133	131
Current income taxes
Foreign	3	(6)	5